Summary of Significant Accounting Policies (Details) - Schedule of Major Categories of Assets and Liabilities Measured at Fair Value $ in Thousands	Dec. 31, 2022 USD ($)
Derivative instruments
Interest rate swap	$ 3,178
Level 1 [Member]
Derivative instruments
Interest rate swap
Level 2 [Member]
Derivative instruments
Interest rate swap	3,178
Level 3 [Member]
Derivative instruments
Interest rate swap